UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04611

 NAME OF REGISTRANT:                     Aberdeen Asia-Pacific Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1735 Market Street
                                         32nd Floor
                                         Philadelphia, PA 19103

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Mr. Christian Pittard
                                         Aberdeen Asset Management
                                         Inc.
                                         1735 Market Street, 32nd
                                         Floor
                                         Philadelphia, PA 19103

 REGISTRANT'S TELEPHONE NUMBER:          800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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Aberdeen Asia Pacific Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aberdeen Asia-Pacific Income Fund, Inc.
By (Signature)       /s/ Christian Pittard
Name                 Christian Pittard
Title                President
Date                 08/19/2011